Summary of Significant Accounting Policies and Recent Accounting Standards (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
Product Information [Line Items]
Deposit money market				$ 10,000
Restricted cash	$ 700,000
Cash and cash equivalents	3,324,000	$ 7,708,000	$ 9,521,000	4,088,000	$ 9,521,000
Research and development expense	$ 3,000	$ 19,000		$ 38,000	$ 7,166,000
Stock options excluded from diluted loss per share	349,874	968,419		416,446,000	968,419,000
Eos SENOLYTIXS Inc [Member]
Product Information [Line Items]
Cash and cash equivalents	$ 14,934
Research and development expense	$ 449,183	$ 23,225	$ 8,970	$ 35,225
Stock options excluded from diluted loss per share	848,694	666,344	137,815	683,990
Letter of Credit [Member]
Product Information [Line Items]
Restricted cash			$ 1,421,000		$ 1,421,000	$ 1,400,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk percentage					100.00%